Subsequent Events (Details) - USD ($)			6 Months Ended
	Feb. 12, 2019	Feb. 06, 2019	Dec. 31, 2018	Jun. 30, 2018
Subsequent Events (Textual)
Exercise price of each warrant				$ 1.65
Subsequent Event [Member] | Accredited Investors [Member]
Subsequent Events (Textual)
Proceeds from amount received	$ 725,000
Aggregate sale of units	805,554
Price per unit	$ 0.90
Exercise price of each warrant	$ 1.50
Warrant term	5 years
Subsequent Event [Member] | Accredited Investors [Member] | Common Stock [Member]
Subsequent Events (Textual)
Aggregate sale of units	805,554
Subsequent Event [Member] | Accredited Investors [Member] | Warrants [Member]
Subsequent Events (Textual)
Aggregate sale of units	523,610
Settlement Agreement [Member]
Subsequent Events (Textual)
Recorded liability			$ 1,105,590
Cash payments			$ 1,500,000
Settlement Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Initial payment		$ 500,000
Relinquished shares		303,392
Settlement Agreement [Member] | Subsequent Event [Member] | March 31, 2019 [Member]
Subsequent Events (Textual)
Subsequent payments		$ 250,000
Settlement Agreement [Member] | Subsequent Event [Member] | June 30, 2019 [Member]
Subsequent Events (Textual)
Subsequent payments		250,000
Settlement Agreement [Member] | Subsequent Event [Member] | September 30, 2019 [Member]
Subsequent Events (Textual)
Subsequent payments		250,000
Settlement Agreement [Member] | Subsequent Event [Member] | December 31, 2019 [Member]
Subsequent Events (Textual)
Subsequent payments		$ 250,000